Exhibit 99.1

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

Collection Period Start	1-Dec-20	Distribution Date	15-Jan-21
Collection Period End	31-Dec-20	30/360 Days	30
Beg. of Interest Period	15-Dec-20	Actual/360 Days	31
End of Interest Period	15-Jan-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,615,410.40	244,723,305.99	210,085,720.21	0.2324946
Total Securities		903,615,410.40	244,723,305.99	210,085,720.21	0.2324946
Class A-1 Notes	2.481600%	99,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	3.030000%	240,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.308630%	75,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	3.250000%	261,000,000.00	16,107,895.59	0.00	0.0000000
Class A-4 Notes	3.350000%	75,000,000.00	75,000,000.00	56,470,309.81	0.7529375
Certificates	0.000000%	153,615,410.40	153,615,410.40	153,615,410.40	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	16,107,895.59	43,625.55	61.7160751	0.1671477
Class A-4 Notes	18,529,690.19	209,375.00	247.0625359	2.7916667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	34,637,585.78	253,000.55

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					3,573,599.50
Monthly Interest					1,670,103.82

Total Monthly Payments					5,243,703.32
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					158,731.94
Aggregate Sales Proceeds Advance					11,392,528.49

Total Advances					11,551,260.43
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					30,574,125.95
Excess Wear and Tear and Excess Mileage					196,971.86
Remaining Payoffs					0.00
Net Insurance Proceeds					401,998.40
Residual Value Surplus					1,984,515.27

Total Collections					49,952,575.23

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		8,857,119.00			530
Involuntary Repossession		93,950.00			7
Voluntary Repossession		33,374.00			2
Full Termination		8,005,118.00			496
Bankruptcty		—			—
Insurance Payoff			399,569.40		21
Customer Payoff				517,016.64	32
Grounding Dealer Payoff				12,014,409.92	713
Dealer Purchase				2,239,776.83	122

Total		16,989,561.00	399,569.40	14,771,203.39	1,923

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	15,448	293,842,189.39	7.00000%	244,723,305.99
Total Depreciation Received		(4,765,112.06)		(3,815,603.36)
Principal Amount of Gross Losses	(35)	(666,464.83)		(546,452.82)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(470)	(9,100,175.43)		(7,487,755.91)
Scheduled Terminations	(1,623)	(27,599,955.93)		(22,787,773.69)

Pool Balance - End of Period	13,320	251,710,481.14		210,085,720.21
Remaining Pool Balance
Lease Payment				19,558,378.23
Residual Value				190,527,341.98

Total				210,085,720.21

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	49,952,575.23
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	49,952,575.23
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	188,117.61
3. Reimbursement of Sales Proceeds Advance	8,366,066.17
4. Servicing Fee:
Servicing Fee Due	203,936.09
Servicing Fee Paid	203,936.09
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	8,758,119.87
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	43,625.55
Class A-3 Notes Monthly Interest Paid	43,625.55
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	209,375.00
Class A-4 Notes Monthly Interest Paid	209,375.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	253,000.55
Total Note and Certificate Monthly Interest Paid	253,000.55
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	40,941,454.81
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	34,637,585.78
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	34,637,585.78
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	6,303,869.03

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,518,077.05
Required Reserve Account Amount			4,518,077.05
Beginning Reserve Account Balance			4,518,077.05
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			4,518,077.05
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			6,303,869.03
Gross Reserve Account Balance			10,821,946.08
Remaining Available Collections Released to Seller			6,303,869.03
Total Ending Reserve Account Balance			4,518,077.05

V. POOL STATISTICS

Weighted Average Remaining Maturity			4.04
Monthly Prepayment Speed			115%
Lifetime Prepayment Speed			68%

		$	units
Recoveries of Defaulted and Casualty Receivables		621,015.64
Securitization Value of Defaulted Receivables and Casualty Receivables		546,452.82	35
Aggregate Defaulted and Casualty Gain (Loss)		74,562.82
Pool Balance at Beginning of Collection Period		244,723,305.99
Net Loss Ratio
Current Collection Period		0.0305%
Preceding Collection Period		-0.0171%
Second Preceding Collection Period		0.0455%
Third Preceding Collection Period		0.0175%
Cumulative Net Losses for all Periods		0.1937%	1,750,416.87

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.65%	1,583,687.48	111
61-90 Days Delinquent	0.20%	479,153.08	33
91-120 Days Delinquent	0.14%	346,505.35	25
More than 120 Days	0.02%	57,840.19	3

Total Delinquent Receivables:	0.98%	2,467,186.10	172

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.36%	0.39%
Preceding Collection Period		0.29%	0.30%
Second Preceding Collection Period		0.24%	0.25%
Third Preceding Collection Period		0.17%	0.19%
60 Day Delinquent Receivables		1,230,889.55
Delinquency Percentage		0.50%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		16,862,237.00	1,026
Securitization Value		15,105,731.37	1,026

Aggregate Residual Value Surplus (Loss)		1,756,505.63

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		292,507,976.67	18,258
Cumulative Securitization Value		276,915,320.93	18,258

Cumulative Residual Value Surplus (Loss)		15,592,655.74

Book Amount of Extensions		273,487.01
Number of Extensions		17

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			11,180,235.15
Reimbursement of Outstanding Advance			8,366,066.17
Additional Advances for current period			11,392,528.49

Ending Balance of Residual Advance			14,206,697.47

Beginning Balance of Payment Advance			409,028.39
Reimbursement of Outstanding Payment Advance			188,117.61
Additional Payment Advances for current period			158,731.94

Ending Balance of Payment Advance			379,642.72

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO